Segment Information (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of operating segments [abstract]
Analysis of the Company Revenue from Major Products and Services	The following is an analysis of the Company’s revenue from its major products and services.

	For the nine months ended September 30
	2019	2020
Out-licensing	$3,000,000	$—